SUPPLEMENT TO THE
FIDELITY INSTITUTIONAL MONEY MARKET FUNDS'
MAY 22, 1999
STATEMENT OF ADDITIONAL INFORMATION

   THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 28.

   E. BRADLEY JONES (72), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (automotive, space, defense, and information technology), CSX Corporation (freight transportation), Birmingham Steel Corporation (producer of steel and steel products), and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining, 1985-1997), and as a Trustee of First Union Real Estate Investments (1986-1997). In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 28.

   NED C. LAUTENBACH (55), Trustee (2000), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

   THE FOLLOWING INFORMATION SUPPLEMENTS THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 28.

   MARIA F. DWYER (41), Deputy Treasurer (2000), is Deputy Treasurer of the Fidelity funds and is a Vice President (1999) and an employee
(1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

THE FOLLOWING INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 28 HAS BEEN REMOVED.

LEONARD M. RUSH (54), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).

THE FOLLOWING INFORMATION REPLACES THE COMPENSATION TABLE FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 28.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended March 31, 1999, or calendar year ended December 31, 1998, as applicable.

COMPENSATION TABLE


AGGREGATE COMPENSATION FROM A  Edward C. Johnson 3d**  Abigail P. Johnson **  J. Gary Burkhead **  Ralph  F. Cox
FUND

Treasury Only PortfolioB       $ 0                     $ 0                    $ 0                  $ 377

Treasury  PortfolioB           $ 0                     $ 0                    $ 0                  $ 2,866

Government Portfolio B         $ 0                     $ 0                    $ 0                  $ 1,666

Domestic PortfolioB            $ 0                     $ 0                    $ 0                  $ 580

Money Market PortfolioB,C,D    $ 0                     $ 0                    $ 0                  $ 4,152

Tax-Exempt PortfolioB          $ 0                     $ 0                    $ 0                  $ 796

TOTAL COMPENSATION FROM THE    $ 0                     $ 0                    $ 0                  $ 223,500
FUND COMPLEX*,A




AGGREGATE COMPENSATION
FROM A                  Phyllis Burke Davis  Robert M. Gates  E. Bradley Jones ****  Donald J. Kirk  Ned C. Lautenbach ***
FUND

Treasury Only PortfolioB $ 369               $ 376            $ 372                  $ 379           $ 0

Treasury  PortfolioB    $ 2,811              $ 2,866          $ 2,829                $ 2,887         $ 0

Government Portfolio B  $ 1,633              $ 1,666          $ 1,643                $ 1,677         $ 0

Domestic PortfolioB     $ 566                $ 579            $ 569                  $ 578           $ 0

Money Market
PortfolioB,C,D          $ 4,061              $ 4,147          $ 4,089                $ 4,169         $ 0

Tax-Exempt PortfolioB   $ 781                $ 796            $ 786                  $ 802           $ 0

TOTAL COMPENSATION
FROM THE                $ 220,500            $ 223,500        $222,000               $ 226,500       $ 0
FUND COMPLEX*,A



AGGREGATE COMPENSATION
FROM A                      Peter S. Lynch **  William O. McCoy   Gerald C. Mc- Donough  Marvin L. Mann  Robert C. Pozen**
FUND

Treasury Only PortfolioB    $ 0                $ 376              $ 458                  $ 376           $ 0

Treasury  PortfolioB        $ 0                $ 2,866            $ 3,488                $ 2,866         $ 0

Government Portfolio B      $ 0                $ 1,666            $ 2,026                $ 1,666         $ 0

Domestic PortfolioB         $ 0                $ 579              $ 701                  $ 579           $ 0

Money Market PortfolioB,C,D $ 0                $ 4,147            $ 5,043                $ 4,147         $ 0

Tax-Exempt PortfolioB       $ 0                $ 796              $ 969                  $ 796           $ 0

TOTAL COMPENSATION FROM THE $ 0                $ 223,500          $ 273,500              $ 220,500       $ 0
FUND COMPLEX*,A



AGGREGATE COMPENSATION FROM A  Thomas R. Williams
FUND

Treasury Only PortfolioB       $ 376

Treasury  PortfolioB           $ 2,866

Government Portfolio B         $ 1,666

Domestic PortfolioB            $ 579

Money Market PortfolioB,C,D    $ 4,147

Tax-Exempt PortfolioB          $ 796

TOTAL COMPENSATION FROM THE    $ 223,500
FUND COMPLEX*,A


* Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

   *** During the period from October 14, 1999 through December 31, 1999, Mr. Lautenbach served as a Member of the Advisory Board.
Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

   **** Mr. Jones served on the Board of Trustees through December 31,
1999.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; Marvin L. Mann, $55,039; Thomas R. Williams, $63,433; and William O. McCoy, $55,039.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $1,867; Phyllis Burke Davis, $1,867; Robert M. Gates, $1,867; E. Bradley Jones, $1,867; Donald J. Kirk, $1,867; William O. McCoy, $1,867; Gerald C. McDonough, $2,179; Marvin L. Mann, $1,867; and Thomas R. Williams, $1,867.

D Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows:
Thomas R. Williams, $1,582, Money Market Portfolio.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE SECOND PARAGRAPH IN THE "TRANSFER AND SERVICE AGENT AGREEMENTS"
SECTION ON PAGE 37:

Each class of Tax-Exempt Portfolio has entered into a transfer agent agreement with Citibank, N.A., which is located at 111 Wall Street, New York, New York. Under the terms of the agreements, Citibank, N.A. provides transfer agency, dividend disbursing, and shareholder services for each class of the fund. Citibank, N.A. in turn has entered into a sub-transfer agent agreement with FIIOC. Under the terms of the sub-agreement, FIIOC performs all processing activities associated with providing these services for each class of the fund and receives all related transfer agency fees paid to Citibank, N.A.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE SIXTH PARAGRAPH IN THE "TRANSFER AND SERVICE AGENT AGREEMENTS" SECTION ON PAGE 37:

Tax-Exempt Portfolio has also entered into a service agent agreement with Citibank, N.A. Under the terms of the agreement, Citibank, N.A. provides pricing and bookkeeping services for the fund. Citibank, N.A. in turn has entered into a sub-service agent agreement with FSC . Under the terms of the sub-agreement, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each class of the fund and maintaining the fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to Citibank, N.A.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "DESCRIPTION OF THE TRUST" SECTION, BEGINNING ON PAGE 37:

CUSTODIAN. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of the taxable funds. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of Tax-Exempt Portfolio. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Chase Manhattan Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of the taxable funds in connection with repurchase agreement transactions.